Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Related Party
Convertible debt payable, loans and notes payable to a related party	$ 4,127	$ 25,056	$ 21,755
Promissory notes payable to related parties	$ 878	$ 850	$ 801
Series A convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in Shares)	0	4,350,314	4,350,314
Convertible preferred stock, shares issued (in Shares)	0	4,350,314	4,350,314
Convertible preferred stock, shares outstanding (in Shares)	0	4,350,314	4,350,314
Convertible preferred stock, liquidation preference		$ 5,307	$ 5,307
Series B convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in Shares)	0	5,293,175	5,293,175
Convertible preferred stock, shares issued (in Shares)	0	5,293,175	5,293,175
Convertible preferred stock, shares outstanding (in Shares)	0	5,293,175	5,293,175
Convertible preferred stock, liquidation preference		$ 13,815	$ 13,815
Series C convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in Shares)		8,907,893	8,907,893
Convertible preferred stock, shares issued (in Shares)	0	8,220,445	8,220,445
Convertible preferred stock, shares outstanding (in Shares)	0	8,220,445	8,220,445
Convertible preferred stock, liquidation preference		$ 45,062	$ 45,062
Undesignated preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	5,000,000	5,000,000
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Previously Reported
Common stock, authorized shares (in Shares)	600,000,000	600,000,000
Common stock, shares issued (in Shares)	41,731,496	8,593,991
Common stock, shares outstanding (in Shares)	41,731,496	8,593,991
Previously Reported | Series C convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized (in Shares)	0	8,220,445
Recapitalization
Common stock, authorized shares (in Shares)		600,000,000	600,000,000
Common stock, shares issued (in Shares)		1,938,392	1,938,392
Common stock, shares outstanding (in Shares)		1,938,392	1,938,392